Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization and Business Operations
NOTE 1. ORGANIZATION AND BUSINESS OPERATIONS
LMF Acquisition Opportunities, Inc. (the “Company”) was incorporated in Delaware for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (
a
 “Business Combination”).
The Company has selected December 31 as its fiscal year end.
As of June 30, 2022, the Company had not yet commenced any operations. All activity for the period from October 28, 2020 (inception) through June 30, 2022 relates to the Company’s formation and the initial public offering (“IPO”) described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and unrealized gains or losses from the revaluation of the warrant liability.
The registration statement for the Company’s IPO was declared effective on January 25, 2021 (the “Effective Date”). On January 28, 2021, the Company consummated the IPO of 10,350,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $103,500,000, which is described in Note 3.
Simultaneously with the closing of the IPO, the Company consummated the sale of 5,738,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to LMFAO Sponsor LLC, a Florida limited liability company (the “Sponsor”), generating gross proceeds of $5,738,000, which is described in Note 4.
Transaction costs for the IPO amounted to $6,211,902 consisting of $2,070,000 of underwriting discount, $3,622,500 of deferred underwriting fee, the fair value of the shares issued to the underwriters of $1,000 deemed as underwriters’ compensation, and $518,402 of other offering costs. In addition, $974,009 of cash was held outside of the Trust Account (as defined below) as of the date of the IPO and became available for working capital purposes at such time.
Following the closing of the IPO on January 28, 2021, an amount of $105,570,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of
Rule 2a-7
of the Investment Company Act, as determined by the Company. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its franchise and income tax obligations (less up to $100,000 of interest to pay dissolution expenses), the proceeds from the IPO and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of (a) the completion of the Company’s initial Business Combination, (b) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (c) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 18 months from the closing of the IPO (or up to 21 months from the closing of the IPO if the Company extends the period of time to consummate a business combination, as described in more detail in the prospectus for the IPO), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

Proposed Business Combination
On April 21, 2022, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”) with LMF Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of the Company (“Merger Sub”), and SeaStar Medical, Inc., a Delaware corporation (“SeaStar Medical”) pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into SeaStar Medical (the “Merger”), with SeaStar Medical surviving the merger in accordance with the Delaware General Corporation Law as a wholly owned subsidiary of the Company (the transactions contemplated by the Merger Agreement and the related ancillary agreements, the “Proposed Business Combination”).
The aggregate consideration payable to the stockholders of SeaStar Medical at the closing of the Proposed Business Combination (the “
Closing
”) is $85,000,000, payable solely in shares of the Company’s common stock, par value $0.0001 per share (“
Common Stock
”), valued at $10.00 per share, subject to possible deductions for indebtedness of SeaStar Medical and SeaStar Medical transaction expenses in excess of a capped amount of $800,000 as set forth in the Merger Agreement, plus
the aggregate exercise price of (1) SeaStar Medical warrants issued and outstanding immediately prior to the closing of the Proposed Business Combination and (2) SeaStar Medical options issued and outstanding immediately prior to the Effective Time, less
the value of the shares of Common Stock underlying the Assumed Equity.
Immediately prior to the Preferred Conversion, each of SeaStar Medical’s issued and outstanding convertible notes will automatically convert into shares of SeaStar Medical common stock. Immediately prior to the Effective Time, each share of SeaStar Medical’s issued and outstanding preferred stock will automatically convert into shares of SeaStar Medical common stock and those SeaStar Medical warrants that would be automatically exercised or exchanged in connection with the Proposed Business Combination pursuant to the terms thereof will be automatically exercised for shares of SeaStar Medical common stock. At the time of the Proposed Business Combination, the (i) SeaStar Medical warrants that would not automatically be exercised or exchanged in connection with the Proposed Business Combination will be assumed by the Company and converted into warrants to purchase Common Stock, (ii) outstanding options for shares of SeaStar Medical common stock under SeaStar Medical’s equity plan will be assumed by the Company and converted into options to purchase Common Stock, and (iii) outstanding restricted stock unit awards under SeaStar Medical’s equity plan will be assumed by the Company and converted into restricted stock units of the Company.
The Merger Agreement contains customary representations, warranties and covenants by the parties thereto, including, among other things, covenants with respect to the conduct of the Company and SeaStar Medical during the period between execution of the Merger Agreement and the Closing. The representations, warranties and covenants made under the Merger Agreement will not survive the closing; provided, any covenants that are to be performed at or after the closing shall survive until such covenant has been performed or satisfied. No party to the Merger Agreement will have any liabilities to such other parties, other than claims for willful and material breach or fraud. Each of the Company and SeaStar Medical have agreed to use their commercially reasonable efforts to cause the Merger to be consummated as soon as practicable.
The closing of the Proposed Businses Combination is subject to certain conditions, including, among others, that (i) the stockholders of SeaStar Medical and the stockholders of the Company approve the Proposed Business Combination, (ii) the Nasdaq Stock Market approves for listing the common stock to be issued in connection with the Proposed Business Combination, (iii) the Company has, including any proceeds from the Company’s private investment in public equity financing and net of any redemptions and the payment of transaction expenses (and in the case of SeaStar Medical’s transaction expenses, only expenses up to the Cap (as defined in the Merger Agreement), at least $15,000,000 unrestricted cash on hand and (iv) the Company has $5,000,001 or more in net tangible assets at the closing.
The Merger Agreement may be terminated prior to the closing under certain circumstances, including, among others, (i) by written consent of SeaStar Medical and the Company, (ii) by written notice from either the

Company or SeaStar Medical, if (A) the closing has not occurred on or before (I) July 29, 2022 or (II) October 29, 2022 if the Extension (as defined below) occurs (the “Outside Date”), unless the terminating party’s failure to comply in any material respect with its obligations under the Merger Agreement shall have proximately contributed to the failure of the closing to have occurred on or prior to the Outside Date, (B) the consummation of the Proposed Business Combination is permanently enjoined or (C) the Company does not obtain stockholder approval of the Proposed Business Combination at its special meeting, (iii) by written notice from either the Company or SeaStar Medical, in the event that the other party breaches any of its representations, warranties, covenants or other agreements under the Merger Agreement that would result in the failure of the conditions to the Company’s or SeaStar Medical’s obligation to consummate the Proposed Business Combination and such breach has not been cured by the breaching party by the earlier of 30 days after receiving notice of such breach and the Outside Date and (iv) by SeaStar Medical at any time prior to the approval of the Proposed Business Combination by the Company’s public stockholders, if the board of directors of the Company has made a change in recommendation to its stockholders regarding the Proposed Business Combination. The Merger Agreement allows the Outside Date to be extended if the Sponsor elects to extend the time period by which the Company must consummate a business combination by depositing $1,035,000 in additional funds in the Company’s trust account on or prior to July 29, 2022 (the “Extension”).
The Company elected to extend the time line. See Footnote 12 — Subsequent Events
During the Three and Six Months ended June 30, 2022 the Company incurred $1.1 million of expenses associated with the Proposed Business Combination. If the Proposed Business Combination is not completed, the costs incurred to date for the proposed transaction will not be recoverable.
Going Concern Consideration
The Company expects to incur significant costs in pursuit of its financing and acquisition plans. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”)
2014-15,
“Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unsuccessful in consummating an initial business combination within the prescribed period of time from the closing of the IPO, the requirement that the Company cease all operations, redeem the public shares and thereafter liquidate and dissolve raises substantial doubt about the ability to continue as a going concern. The balance sheet does not include any adjustments that might result from the outcome of this uncertainty. Management has determined that the Company has funds that are sufficient to fund the working capital needs of the Company until the consummation of an initial business combination or the winding up of the Company as stipulated in the Company’s amended and restated memorandum of association. The accompanying financial statement has been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern.

Note 1 — Description of Organization and Business Operations
LMF Acquisition Opportunities, Inc. (the “Company”) was incorporated in Delaware in October 2020 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”).
The Company has selected December 31 as its fiscal year end.
As of December 31, 2021, the Company had not yet commenced any operations. All activity for the period from October 28, 2020 (inception) through December 31, 2021 relates to the Company’s formation and the initial public offering (“IPO”) described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and unrealized gains or losses from the revaluation of the warrant liability.
The registration statement for the Company’s IPO was declared effective on January 25, 2021 (the “Effective Date”). On January 28, 2021, the Company consummated the IPO of 10,350,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $103,500,000, which is described in Note 2.
Simultaneously with the closing of the IPO, the Company consummated the sale of 5,738,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to LMFAO Sponsor LLC, a Florida limited liability company (the “Sponsor”), generating gross proceeds of $5,738,000, which is described in Note 4.
Transaction costs for the IPO amounted to $6,211,902 consisting of $2,070,000 of underwriting discount, $3,622,500 of deferred underwriting fee, the fair value of the shares issued to the underwriters of $1,000 deemed as underwriters’ compensation, and $518,402 of other offering costs. In addition, $974,009 of cash was held outside of the Trust Account (as defined below) as of the date of the IPO and became available for working capital purposes at such time.
Following the closing of the IPO on January 28, 2021, an amount of $105,570,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in a trust account (“Trust Account”) was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of
Rule 2a-7
of the Investment Company Act, as determined by the Company. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its franchise and income tax obligations (less up to $100,000 of interest to pay dissolution expenses), the proceeds from the IPO and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of (a) the completion of the Company’s initial Business Combination, (b) the redemption of any Public Shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (c) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 18 months from the closing of the IPO (or up to 21 months from the closing of the IPO if the Company extends the period of time to consummate a business combination, as described in more detail in the prospectus for the IPO), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.